FAIR VALUE MEASUREMENTS (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Mar. 10, 2023	Jan. 10, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	$ 8,097,937	$ 8,097,937			$ 117,191,410
Derivative Liability - Forward Purchase Agreement	597,285	597,285
Derivative liability-Forward Purchase Agreement	597,285	597,285	$ 430,021	$ 430,021
Change in fair value of derivative liability - Forward Purchase Agreement	210,365	167,264
Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	8,097,937	8,097,937			117,191,410
Level 1 | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	8,097,937	8,097,937			$ 117,191,410
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability - Forward Purchase Agreement	$ 597,285	$ 597,285